 Registration No.:

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.

RETIREMENT INCOME TRUST

Exact Name of Registrant as Specified in Charter

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

Address of Principal Executive Offices Zip Code

412-521-2415

Registrant's Telephone Number, Including Area Code

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

Name and Address of Agent for Service

Approximate Date of Proposed Public Offering:  May 15, 2003

It is proposed that this filing will become effective (check appropriate box):

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immediately upon filing pursuant to paragraph (b)

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on (date), pursuant to paragraph (b)

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60 days after filing pursuant to paragraph (a)(1)

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on (date) pursuant to paragraph (a)(1)

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75 days after filing pursuant to paragraph (a)(2)

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on (date) pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Registration Statement is to register the Registrant under the Investment Company Act of 1940, to register the shares of the Registrant  under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

PROSPECTUS

[Date]

RETIREMENT INCOME FUND

A mutual Fund that seeks to earn a high level of current income continuing over time by selecting investments from any one or more of a number of income-oriented investment sectors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Subject To Completion

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

ABOUT THE FUND

Objective and Strategy

3

Risks

4

Fees and Expenses

5

Other Information About the Fund

6

ACCOUNT INFORMATION AND INVESTING

Pricing Shares and Receiving Sale Proceeds

7

Account Minimums and General Policies

8

Purchasing Shares

9

Redeeming Shares

10

Individual Retirement Accounts and Other Retirement Plans

13

Dividends and Distributions

14

Taxes

14

MORE ABOUT THE FUND

Organization and Management

15

Rights Reserved by the Fund

17

Privacy Policy

17

Information About Your Services

18

ABOUT THE FUND

OBJECTIVE AND STRATEGY

What is the Fund's objective?

The Fund seeks high current income.  While the Fund will strive to avoid or limit credit losses, it will generally not attempt to avoid fluctuations in the Fund’s value which are due to fluctuations in interest rates.  Thus, the Fund is intended for investors who desire long-term income, but is not suitable for short-term investors or investors who may need access to principal.  To deter short-term investment, the Fund imposes a redemption fee of 1% on redemption of shares held less than one year from the date of purchase.

What is the Fund's investment strategy?

We will normally invest at least 80% of net assets, directly or through other investment companies, in income-generating investment vehicles which in the judgment of Retirement Income Advisers (the “Adviser”) are returning high levels of current income relative to other investments of equal or greater risk.  The Fund will not invest directly in below-investment-grade bonds, although it may invest up to 20% of its assets in below investment-grade preferred stocks or in other investment companies which do invest primarily in such bonds or preferred stocks.  The Fund may also invest up to an additional 20% of its assets, directly or through other investment companies, in participations in secured bank loans, without regard to rating.  The Fund’s investments may, from time to time, include any of the following, as well as other income-generating investments:

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Long-, intermediate-, or short-term US government or government agency bonds or notes.

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Long-, intermediate-, or short-term foreign government bonds or notes, denominated in US dollars or foreign currencies.

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Long-, intermediate-, or short-term bonds or other obligations of domestic corporations.

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Long-, intermediate-, or short-term bonds or other obligations of foreign corporations.

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Fixed or adjustable rate preferred stocks.

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Dividend-paying common stocks.

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Real estate investment equity or mortgage trusts.

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Participations in fixed or adjustable rate secured bank loans.

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Collateralized, fixed or adjustable rate debt pools.

In order to enable the Fund to avail itself of expertise in all these investment sectors, the Adviser will in many, most or all cases invest in other managed investment companies which are advised by persons or entities which the Adviser considers expert in the particular investment sectors involved.

RISKS

What are the main risks of investing in the Fund?

Interest Rate Risk. This is the decline in prices of fixed income obligations that usually accompanies a rise in interest rates.  Longer-maturity obligations typically decline more than those with shorter maturities.  The Fund’s investments in fixed income obligations will usually be longer maturity.

Credit Risk.  This is the potential for price losses caused by credit rating downgrades and defaults and income losses caused by defaults. The Fund’s investments involve credit risk. The Fund’s investments will involve increased credit risk to the extent that the Fund invests up to 20% of its assets in below-investment-grade preferred stocks or in investment companies which hold below-investment-grade bonds and/or preferred stocks, or directly or indirectly in inadequately secured bank loan participations to below-investment-grade borrowers.  Companies issuing high-yield bonds, debt or preferred stocks are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments.

Foreign Investing Risk.  To the extent the Fund invests in foreign bonds, it will be subject to special risks whether the bonds are denominated in US dollars or foreign currencies.  These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the Fund’s share price and income.

Leverage Risk.  Some of the companies in which the Fund may invest employ borrowing, also known as “leverage”, for the purpose of financing additional investments.  Leverage creates certain risks for the Fund, including the risk of higher volatility in the value of such companies’ asset value and share prices.  Under certain conditions, a company’s leverage could result in a lower rate of return to the Fund than if the company were not leveraged.

Equity Risk.  The Fund may invest, without limitation, in dividend-paying equity securities, such as common stocks, including common stocks of real estate investment trusts, or in preferred stocks.  The dividends of such equity securities will generally be terminable at the discretion of the issuers and in any event will be dependent upon their profits, if any.

Inexperience of Adviser.  The Adviser is a newly formed entity.  Its sole officer, who will be responsible for its investment decisions, has no prior experience as an investment adviser and no prior experience in counseling others than family members in investment decisions.

Fund of Funds.  The Fund intends investing in other investment companies and/or similar entities such as real estate investment trusts which pay management fees to their investment advisers.  Since the Fund will also pay a fee to the Adviser, shareholders’ total fees will be higher than if they invested in such investment companies or entities directly.

As with any mutual Fund, there can be no guarantee the Fund will achieve its objective.  The share price of the Fund will fluctuate with changing market conditions and interest rate levels.  Loss of money is a risk of investing in the Fund.

How can I tell if the Fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are a long-term investor seeking a high level of current income and you can afford some risk, the Fund may be appropriate for you.  If you are investing primarily for stability and liquidity, the Fund is not appropriate, and you should consider a money market Fund.

The Fund can be used in both regular and tax-deferred accounts, such as IRAs.

The Fund should not represent your complete investment program or be used for short-term trading purposes.

How has the Fund performed in the past?

Because the Fund commenced operations in 2003, there is no historical performance information shown here.  Performance history for the Fund will be presented after the Fund has been in operation for one calendar year.

FEES AND EXPENSES

What fees or expenses will I pay?

The Fund is no load. There are no fees or charges to buy Fund shares or to reinvest dividends.  In order to discourage short-term investments in the Fund, which result in trading and other costs to the Fund and its shareholders, the Fund will impose a 1% redemption fee upon shares redeemed within one year of purchase.  There is a 0.45% annual distribution fee (not to exceed actual expenditures) to defray costs of Fund advertising and the printing and distribution of Fund advertising literature, including prospectuses.  Because these distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)

Sales Charge (Load)

NONE

Redemption Fee

(as a percentage of amounts

redeemed within one year of purchase)  1%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fee

0.35%

Distribution (12b-1) Fees

0.45%

Other Expenses (a)

1.32%

Total Fund Operating Expenses (a)

2.02%

Waiver and/or Expense Reimbursement

(0.02%)

Net Expenses

2%

(a)  Based on estimated expenses and Fund assets.

(b)  The Adviser has contractually agreed to forego fees and/or to bear expenses of the Fund through December 31, 2004 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 2% of Fund assets.  The fees waived and/or expenses borne by the Adviser for the period ended December 31, 2004 may be reimbursed by the Fund during the three years after commencement of operations.  No reimbursement payment will be made that would cause the Fund’s total annualized operating expenses to exceed these percentages or cause the total of the payments to exceed the Fund’s total initial organizational and offering expenses.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this Fund with that of other mutual Funds. Although your actual costs and returns may be  higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the  investment for the following periods and then redeem:

1 year	3 years
$203	$627

OTHER INFORMATION ABOUT THE FUND

What are the Fund's potential rewards?

The Fund may be expected to generate significantly higher income than US Treasury or investment-grade corporate bond Funds.  Because of the Adviser’s ability to choose investments from a number of investment vehicles, the Fund can choose, if the Adviser considers it prudent, to invest in those types of income-producing investments that are yielding higher income from time to time.

Is the Fund a substitute for a money market Fund?

No. Money market Funds, which have an average maturity under one year, ordinarily generate lower income in return for stability of net asset value.  The Fund's total return will fluctuate more than a money market Fund's and, as such, it should be viewed as a longer-term and substantially riskier investment.

Is a Fund's yield fixed or will it vary?

It will vary. The yield is calculated by dividing a Fund's net  income per share, expressed at annual rates, by the share price.  Although the Adviser will attempt to maintain as nearly a constant rate of income as is practicable, income as well as share price will fluctuate.  Therefore, the Fund’s yield will also vary.

Is yield the same as total return?

No. A Fund's total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.  The Fund’s objective is yield rather than total return.

ACCOUNT INFORMATION AND INVESTING

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and when shares are priced?

The share price (also called "net asset value" or NAV per share) for the Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price the stocks and bonds that comprise the Fund’s assets.

How is your purchase, sale, or exchange price determined?

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

We cannot accept orders that request a particular day or price for your  transaction or any other special conditions.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the  New York Stock Exchange closes at a time other than 4 p.m. ET.

ACCOUNT MINIMUMS AND GENERAL POLICIES

The minimum initial investment in each Fund is $5,000 ($3,000 for  IRA accounts; $250 minimum for Automatic Investment Plan accounts).

You may purchase  shares by mail with payment by check, or by telephone with payment by bank wire or Automated Clearing House (ACH) transfer.  You may also place orders through a broker-dealer, who may charge you a fee for its services.  Individual Retirement Accounts, corporate or self-employed retirement plans and Systematic Withdrawal Plans generally require special or supplemental application forms to open accounts.  Payment for shares purchased should accompany the Account Application or purchase order as described herein.  Payment must be made in U.S. dollars.  Checks must be drawn on U.S. Banks. Third party checks will not be accepted.

A Social Security or Taxpayer Identification Number (TIN) must be supplied and certified on the Account Application Form before an account can be established, unless you have applied for a TIN and the application so indicates.  If you fail to furnish the Trust with a correct TIN, the Trust is required to withhold taxes at the rate of 31% on all distributions and redemption proceeds.

If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses  (including a $25 fee) incurred by a Fund or the transfer agent.  It is the policy of the Funds not to accept applications under circumstances or in amounts considered disadvantageous to shareholders.  For example, if an individual previously tried to purchase shares with a bad check, or the proper social security or tax identification number is omitted, the Fund reserves the right not to accept future applications from such individual.  The U. S. Postal Service or other independent delivery services are not agents of the Funds.  Therefore, deposit in the mail or with such services of purchase applications or redemption requests does not constitute receipt by the transfer agent or the Trust.

PURCHASING SHARES

How You can purchase by mail.

To open an account by mail, complete and sign the Account Application form accompanying the Prospectus.  Make your check payable to Retirement Income Fund. The application and your check should be mailed to Retirement Income Fund, c/o Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, OH 44141-1921.  The foregoing address should also be used for all written shareholder communication to the transfer agent.  Mail orders for subsequent investments should include, when possible, the  Additional Investment Form which is  attached to your Fund confirmation statement Otherwise, be sure to identify your account number in your letter.

How you can purchase by telephone with payment by bank wire.

To establish a new account or add to an existing  account by bank wire, please call Mutual Shareholder Services, 1-800/[XXX-XXXX] before  wiring  funds,   to  advise  them  of  your   forthcoming investment,  the dollar amount, the account registration.  This  will  insure  prompt  and accurate  handling of your investment.  Please instruct your bank to use the following wiring instructions:

WIRE TO:

USBancorp ABA#_______________

FOR CREDIT TO:

Retirement Income Fund

FOR FURTHER CREDIT TO:  (Shareholder Account Number, Name /Registration)

It is important that the bank wire contain all the information and that Mutual Shareholder Services receives prior telephone notification from you to ensure proper credit.  The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How you can purchase by telephone with payment by ACH transfer.

The Automated Clearing House (ACH) system allows you to purchase shares by an electronic transfer of funds from your bank checking account, money market account, NOW account or savings account.  ACH transfer may not be used for your initial share purchase.  Please follow the procedures under "Purchase By Mail" or "Purchase by Telephone with Bank Wire" for your first purchase.  Only bank accounts held at domestic financial institutions that are ACH members can be used for ACH purchases.  Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the transfer agent receives payment (in amounts of $100 or more) for shares purchased by electronic funds transfer through the ACH system.  Most transfers are completed within three business days after your call to place the order.  To preserve flexibility, the Fund may revise or remove the ability to purchase shares by telephone or may charge a fee for such service, although currently the Fund does not expect to charge a fee.

Investors in the Fund may also request by telephone a change of investments made through an Automated Investment Plan (see below), and a change in the manner in which dividends are received.

What is the automatic investment plan?

The Automatic Investment Plan allows you to purchase shares by an electronic transfer of funds at regular monthly intervals from your bank checking account, money market account, NOW account or savings account.  Your account will be debited and shares will be purchased at regular monthly intervals of your choosing.  You may join the Automatic Investment Plan by completing that portion of the New Account Application or filling a separate Automatic Investment Plan Application which you may obtain from the transfer  agent.  You may cancel your participation in the Plan or change the amount of purchase or the day each month on which the shares are purchased at time by calling 1-800-[xxx-xxxx] or by writing to the Fund, c/o Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, OH  44141-1921.  The change or cancellation will be effective five business days following receipt.

Each investment through the Automatic Investment Plan must be at least $250 and not more than $50,000.  For you to participate in the Plan, your bank or other financial institution must be an Automated Clearing House member.  It will take up to 15 days for Mutual Shareholder Services to process your Automatic Investment Plan enrollment. The Fund may modify or terminate the Automatic Investment Plan at any time or charge a service fee, although no such fee is currently contemplated.

Will I receive a stock certificate?

Like most mutual funds, we do not issue certificates for your shares since your transactions in the shares will be directly with the Fund.

REDEEMING SHARES

How you can get help redeeming shares.

If you need help redeeming shares or are uncertain of the requirements for redemption, please contact the transfer agent, at 1-800-[xxx-xxxx], or write to the address shown below under the caption "Redemption by Mail."  Knowledgeable, friendly personnel will be happy to assist you.

General Redemption Guidelines.

You may redeem (sell) shares by mail or telephone.  You may also redeem your shares through a broker-dealer who may charge you a fee for its services.  To avoid delays in processing, please follow the policies described below.

Payments to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payment(s) for the purchase has been, or will be collected.  It may take up to twelve (12) days from the date of purchase for your check to clear.  Redemption requests from retirement accounts must indicate an election not to have Federal Tax withheld or they will be subject to withholding. The Fund may suspend the right of redemption or postpone the date at times when the New York Stock Exchange is closed, or under any emergency circumstances as may be determined by the Securities and Exchange Commission. The Fund expects normally to make all redemptions in cash.  Circumstances could arise, however, under which a Fund may wish to make redemptions "in kind" (in marketable securities from its portfolio).  A shareholder receiving an "in kind" redemption, would incur brokerage fees upon disposition of such securities.

Large redemptions can adversely affect a portfolio manager's ability to implement a Fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of Fund net assets, the Fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund.

The Board of Trustees reserves the right to redeem any account having a net asset value of less than $2,000 (due to redemptions, exchanges or transfers,  and not due to market action) upon 60 days' written notice.  If the shareholder brings his account net asset value up to $2,000 or more during the notice period, the account will not be redeemed.  Be advised that such redemptions from retirement plans for which US Bancorp Fund Services, LLC serves as Custodian may be subject to tax withholding.

In order to discourage short-term investments in the Fund, which result in trading and other costs to the Fund and its shareholders, the Fund will impose a 1% redemption fee upon shares redeemed within one year of purchase.

Payment of redemption proceeds.

You may have your redemption proceeds sent to you by check, bank wire or ACH transfer.  Proceeds will be sent to you, typically, within one or two business days, but no later than seven days after receipt of your redemption request.  There is no charge for check redemptions.  If you choose to have the proceeds wired, the transfer agent will charge your account $15 to pay for the wire transfer.  If you elected the ACH option on the Account Application Form, you may choose to have your proceeds sent by electronic funds transfer to your bank account. There is no charge for this service.  There is a $100 minimum for each ACH transfer.  It will usually take 2-3 business days for the redemption proceeds to reach your bank account.

Redemption by mail

Your regular mail or courier request should be addressed to Retirement Income Fund, c/o Mutual Shareholder Services, 8869 Brecksville, Road, Suite C, Brecksville, OH  44141-1921

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Your letter of instruction or a stock assignment specifying the Fund from which shares are to be  redeemed, the account number, and the number of shares or dollar amount to be redeemed, signed by all registered shareholders in the exact names in which they are registered;

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Signature guarantee(s) in certain cases (see "Signature Guarantees," below); and

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Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

If not directed otherwise, a check for your redemption proceeds will be sent to your address on record with the Fund.

Redemption by telephone

You may make telephone redemptions if you accepted the privilege on the Account Application Form.  (However, telephone redemption requests for IRA accounts will not be accepted.) To make a telephone redemption, call the transfer agent at 1-800-[xxx-xxxx].  The transfer agent will act upon any telephone instructions it believes to be genuine, to redeem shares from your account.  Your Account Application Form specifies the person(s), bank, account number and/or address to receive your redemption proceeds.  Once your account has been opened you may cancel the privilege by telephone or letter.  Written instructions with signature(s) guaranteed (see "Signature Guarantees," below) are required to change the person(s), bank, account number and/or address designated to receive your redemption proceeds.  Further documentation may be requested from corporations, executors, administrators, trustees and guardians.  There is no charge for establishing or using this privilege.  You may cancel the privilege at any time by telephone or letter.  To protect you, your redemption proceeds will only be sent to you at your address of record or to the bank account or person(s) specified in your Account Application or Telephone Authorization Form currently on file with the transfer agent.

Risks of telephone transactions.

The Fund will employ reasonable procedures to confirm that instructions by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions.  Assuming such procedures such as those listed above have been followed, the Fund will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  As a result of this policy, the investor  will bear the risk of any loss unless the Fund has failed to follow such procedure(s).

You cannot redeem shares by telephone if you paid for the shares with a personal, corporate, or government check and your payment has been on the transfer agent's books for less than 15 days.  During drastic economic and market changes, telephone redemption services may be difficult to implement.  If an investor is unable to contact the transfer agent by telephone, shares may also be redeemed by following the instructions for redeeming by mail.

Signature guarantees.

A signature guarantee is a widely accepted way to protect you, the Fund and the transfer agent from fraud, and to be certain that you are the person who has authorized a redemption from your account. Signature guarantees are required for:

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Mail order redemptions in amounts greater than $50,000,

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Change of registration requests, and

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Requests to establish or change exchange privileges or telephone redemption service other than through your initial account application.

The Fund reserves the right to require a signature guarantee under other circumstances.   The Funds will honor signature guarantees from acceptable financial institutions such as banks, savings and loan associations, trust companies, credit unions, brokers and dealers, registered securities associations and clearing agencies.  A signature guarantee may not be provided by a notary public. The signature guarantee must appear either:

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On the written request for redemption, or

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On a separate instrument of assignment ("stock power") which should specify the total number of shares to be redeemed.

INDIVIDUAL RETIREMENT ACCOUNTS AND OTHER RETIREMENT PLANS

Plan forms for the regular deductible IRA, Roth nondeductible IRA, Simplified Employee Pension-Individual Retirement Accounts ("SEP-IRA") and Savings Incentive Match Plans ("SIMPLE") are furnished by the Trust to enable shareholders and employers to set aside tax-deferred investments in the Fund. There is no charge to establish an IRA with the Fund.  An $8.00 annual maintenance fee per account is charged by US Bancorp.  Shareholders who have  an IRA or other retirement plan must indicate on their redemption request whether or not to withhold Federal income tax.  Redemption requests must indicate an election not to have Federal tax withheld or they will be subject to withholding.  If you are uncertain of the redemption requirements, please contact Mutual Shareholder Services at 1-800[xxx-xxxx].  In addition to the plans mentioned above, Fund accounts may also be opened by all kinds of tax-deferred retirement plans.  For assistance in opening or establishing tax-deferred retirement accounts, please call the Trust  at 1-800-[xxx-xxxx].

DIVIDENDS AND DISTRIBUTIONS

All net investment income and net realized capital gains are distributed to shareholders.  Income dividends will be declared and paid monthly.  It is the policy of the Fund to establish, from time to time, a monthly dividend rate which in the judgment of the Trustees the Fund’s anticipated annual investment income as closely as practicable in equal monthly installments.

If, at the end of a year, the Fund has undistributed net investment income or undistributed net capital gains since inception, special dividends will be declared to pay those undistributed amounts.

Income dividends will be paid to you and capital gain distributions will be reinvested in additional Fund shares in your account unless you select another option on your New Account Form.  The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH.  If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Tax Information

You will be sent timely information for your tax filing needs. You need to be aware of the possible tax consequences when:

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You sell Fund shares.

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The Fund makes a distribution to your account.

Taxes on Fund redemptions

When you sell shares in the Fund, you may realize a gain or loss.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the Fund during the prior year. This information will also be reported to the IRS.

To help you maintain accurate records, we send you a confirmation immediately following each transaction you make and a year-end statement detailing all your transactions in each Fund account during the year.

Taxes on Fund distributions

In January  you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you for the year in which they were paid. You will be sent any additional information you need to determine your taxes on Fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

The tax treatment of a capital gain distribution is determined by how long the Fund held the portfolio securities, not how long you held shares in the Fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held by the Fund more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of Fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.

Distributions are taxable whether reinvested in additional shares or received in cash.

The preceding tax information summary does not apply to retirement accounts, which are not subject to current taxation.

 MORE ABOUT THE FUND

 ORGANIZATION AND MANAGEMENT

How is the Fund organized?

The Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December, 2002 and is a diversified, open-end investment company, or mutual Fund.

What is meant by "shares"?

As with all mutual Funds, investors purchase shares when they put money in the Fund. These shares are part of the Fund's authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions. Cast one vote per share on certain Fund matters, including the election of Fund directors, changes in Fundamental policies, or approval of changes in the Fund's management contract.

Does the Fund have annual shareholder meetings?

The Fund is not required to hold annual meetings and, to avoid unnecessary costs to Fund shareholders, does not do so except when certain matters, such as a change in Fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any Fund director or trustee.

If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the Fund?

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of Retirement Income Advisers (the “Adviser”).

All decisions regarding the purchase and sale of Fund investments are made by the Adviser -  specifically by the Adviser’s president, Michael S. Lando.

The Adviser’s address is Retirement Income Advisers, 5553 Woodmont Street, Pittsburgh, Pennsylvania 15217.  The Adviser is a newly formed entity.  Neither it nor Mr. Lando have any prior experience as an investment adviser.  Since September, 2002, Mr. Lando’s principal activity has been management of his family’s investment portfolio.  From May 1998 to September 2002, Mr. Lando practiced law with DKW Law Group PC, a corporate law firm in Pittsburgh, Pennsylvania.

The Management Fee

The Fund pays the Adviser an annual fee of 0.35% based on its average daily net assets. The Fund calculates and accrues the fee daily.

RIGHTS RESERVED BY THE FUND

The Fund and its agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance or other fees charged to a group of shareholders; and (8) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects

The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses

The Fund does not disclose any nonpublic personal information about their current or former shareholders or unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Fund’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

INFORMATION ABOUT YOUR SERVICES

Mutual Shareholder Services

1-800-[xxx-xxxx]

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Mutual Shareholder Services.

A Fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Further information about Fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-[xxx-xxxx].

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other Fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No. ____

F___-[                            ]

STATEMENT OF ADDITIONAL INFORMATION

The date of this Statement of Additional Information is [                                    ]

RETIREMENT INCOME TRUST

Retirement Income Fund

TABLE OF CONTENTS

Page

Description of the Trust and the Fund

Investment Limitations

Additional Information About Fund

Investments and Risk Considerations

Portfolio Management Practices

The Investment Adviser

Trustees and Officers

Portfolio Transactions and Brokerage

Determination of Share Price

Investment Performance

Additional Tax Information

Custodian

Fund Services

Accountants

Financial Statements

This Statement of Additional Information (SAI) is not a Prospectus, but is designed to be read in conjunction with the Prospectus of the Retirement Income Fund (the “Fund”) for a fuller understanding of the business of the Fund.  Definitions used in the Prospectus have the same meaning in this SAI.  A Prospectus may be obtained from  Mutual Shareholder Services (1-800/[xxx-xxxx]).

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DESCRIPTION OF THE TRUST AND THE FUND

The Retirement Income Fund (the “Fund”) was organized as a diversified series of the Retirement Income Trust (the “Trust”) on December 3, 2002 and commenced operations on ________________.  The Trust is an open-end investment company established under the laws of Delaware by a Trust Instrument dated December 3, 2002 (the “Trust Agreement”).  The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series with a par value of $0.001 per share.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is Retirement Investment Advisers (the “Adviser”).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Prior to the public offering of the Fund, Michael S. Lando purchased all of the outstanding shares of the Fund and may be deemed to control the Fund.  As the controlling shareholder, Mr. Lando could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  After the public offering commences, it is anticipated that Mr. Lando will not longer control the Fund.

INVESTMENT LIMITATIONS

The following information supplements the discussion of the Fund's investment strategy discussed in the Fund's Prospectus.

Shareholder approval is required to substantively change the Fund objective (to earn a high level of current income over time).  Unless otherwise specified, the investment strategies and restrictions of the Fund are not Fundamental policies.  The Fund’s nonfundamental operating policies are subject to change by its Trustees without shareholder approval.  However, shareholders will be notified of a material change in an operating policy.  The Fund's Fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.  Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.  References to the following are as indicated:

Investment Company Act of 1940 ("1940 Act")

Securities and Exchange Commission ("SEC")

Moody's Investors Service, Inc. ("Moody's")

Standard & Poor's Corporation ("S&P")

Internal Revenue Code of 1986 ("Code")

Fundamental Policies

1.

Borrowing – Borrow money except that the Fund may (i) borrow for non-leveraging, temporary, or emergency purposes;

2.

Commodities – Purchase or sell physical commodities;

3.

Industry Concentration – Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4.

Loans – Make loans, although the Fund may (i) lend portofolio securities provided that no such loans may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

5.

Percent Limit on Assets Invested in Any One Issuer – Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

6.

Percent Limit on Share Ownership of Any One Issuer – Purchase a security if, as a result, with respect to 75% of the value of the Fund’s total assets, ore than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

7.

Real Estate – Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in real estate investment trusts or securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

8.

Senior Securities – Issue senior securities except in compliance with the 1940 Act; or

9.

Underwriting – Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

NOTES

The following Notes should be read in connection with the above-described Fundamental policies.  The Notes are not Fundamental policies.

•

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

•

Industries are determined by reference to the classifications of industries set forth in the Fund’s semiannual and annual reports.

•

It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

•

For purposes of investment restriction (4), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

•

For purposes of investment restrictions (5) and (6), the Fund will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

Operating Policies

As a matter of operating policy, the Fund may not:

1.

Borrowing – Purchase additional securities when money borrowed exceeds 5% of its total assets;

2.

Control of Portfolio Companies – Invest in companies for the purpose of exercising management or control;

3.

Futures Contracts – Purchase a futures contract or an option thereof, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund’s net asset value;

4.

Illiquid Securities – Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

5.

Investment Companies – Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

6.

Margin – Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

7.

Mortgaging – Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of borrowing or investment;

8.

Oil and Gas Programs – Purchase participations of other direct interests in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs;

9.

Options, etc.- Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information;

10.

Short Sales – Effect short sales of securities.

ADDITIONAL INFORMATION ABOUT FUND

INVESTMENTS AND RISK CONSIDERATIONS

The following section describes some of the investments the Fund may make, some of the techniques it may use and risks related to those investments and techniques.  Unless the context requires otherwise, references to “the Fund’s” investments, investments “owned by the Fund” or the like, will include investments of investment companies in which the Fund invests.

Debt Obligations

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio debt securities, and a decline in interest rates will generally increase the value of portfolio debt securities. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.  Although the Fund seeks to reduce risk by portfolio diversification, selection of reputably advised investment companies, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

After purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event will require a sale of such security by the Fund. However, Retirement Investment Advisers (the “Adviser”) will consider such events in its determination of whether the Fund should continue to hold the security.  To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies   contained in the Prospectus.  When purchasing unrated securities,the Adviser, under the supervision of the Fund's Board of Trustees, determines whether the unrated security is of a quality comparable to that which the Fund is allowed to purchase.

Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (e.g., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the Fund when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool.  The effect of such prepayments in a falling rate environment is to (1) cause the Fund to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security.  Conversely, the Fund may realize a gain on prepayments of mortgage pools trading at a discount. Such prepayments will provide an early return of principal which may then be reinvested at the then higher prevailing interest rate.

The market value of adjustable rate mortgage securities ("ARMs"), will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARM securities may prevent income on the ARM from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

Special Risks of Investing in Below-Investment-Grade (Junk) Bonds or Below Investment Grade Preferred Stocks.   The Fund may invest up to 20% of its net assets in below-investment grade preferred stocks or in other investment companies which invest principally in below investment grade preferred stocks or debt securities.  The following special considerations are additional risk factors associated with the Fund's investments in  such lower-rated securities.

•

Youth and Growth of the Lower-Rated Debt Securities Market The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt or preferred stock securities in the Fund's portfolio, the Fund's net asset value and the ability of the issuers to repay principal and interest or dividends, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. An investment in the Fund is more risky than investment in shares of a Fund which invests only in higher-rated debt or preferred stock securities.

•

Sensitivity to Interest Rate and Economic Changes - Prices of lower-rated debt securities and preferred stocks may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash.  Where it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

•

Liquidity and Valuation - Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market.  Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

•

Adverse publicity and investor perceptions, whether or not based on Fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.  To the extent the Fund owns or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect its net asset value per share. If market quotations are not readily available for the Fund's lower-rated or nonrated securities, these securities will be valued by a method that the Fund's Board of Trustees believes accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

•

Taxation- Special tax considerations are associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Foreign Debt Obligations

There are special risks in foreign investing. Certain of these risks are inherent in any mutual Fund while others relate more to the countries in which the Fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

•

Political and Economic Factors - Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in response to government-mandated austerity measures.

•

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

•

Currency Fluctuations -The Fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

•

Investment and Repatriation Restrictions - Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit at times and preclude investment in certain of such countries and increase the cost and expenses of the Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

•

Market Characteristics - It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and  practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund.

•

Information and Supervision - There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

•

Taxes - The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

•

Other – With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of Funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

•

Eastern Europe and Russia - Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the Fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which cause significant risks and uncertainties to investment in Eastern Europe and Russia.

•

Latin America

Inflation - Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability - The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency - Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

Sovereign Debt - A number of Latin American countries are among the largest debtors among developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

U.S. Government Agency Securities

Securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Asset-Backed Securities

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets.  Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support."

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Methods of Allocating Cash Flows -  While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

Types of Credit Support - Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties "external credit enhancement," through various means of structuring the transaction "internal credit enhancement," or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve Funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees).  The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

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Automobile Receivable Securities - The Fund may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

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Credit Card Receivable Securities - The Fund may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to Fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying account during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and   federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

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Other Assets - Asset-backed securities backed by assets other than those described above, including, but not limited to, home equity loans, small-business loans and accounts receivable, equipment leases, commercial real estate loans, boat loans and manufacturing housing loans. The Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies.

There are, of course, other types of securities that are, or may become available, which are similar to the foregoing and the Fund may invest in these securities.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations ("CBOs") are bonds collateralized by corporate bonds, mortgages, or asset-backed securities and Collateralized Loan Obligations ("CLOs") are bonds collateralized by bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. CBOs are fairly recent entrants to the fixed income market. Most CBOs issued to date have been collateralized by high yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively "participations") will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. The loans underlying such participations may be secured or unsecured, but the Fund may invest only in loans collateralized by mortgages on real property or liens on other property of an issuer or guarantor.  Such property may not have sufficient value to protect the Fund in the event of default.. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Fund will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the Fund would consider the loan participation as illiquid and subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities.

Where required by applicable SEC positions, the Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its Fundamental investment restriction on diversification.

Various service fees received by the Fund from loan participations, may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Zero Coupon and Pay-in-Kind Bonds

A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind ("PIK") Instruments are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK's are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

Adjustable Rate Securities

Certain securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed-rate obligations. These securities may take the following forms:

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Variable Rate Securities - Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days' notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

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Floating Rate Securities - Floating rate instruments are those whose terms provide for the adjustment of their interest rates whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The maturity of a floating rate instrument is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

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Put Option Bonds - Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.

Illiquid or Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15%  of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The Adviser, under the supervision of the Fund's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program.  The collateral, in turn, is invested in short-term securities. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the Fund will employ an agent to implement its securities lending program and the agent will receive a fee from the Fund for its services. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Additionally, the Fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Options

Options are a type of potentially high-risk derivative.

●  Writing Covered Call Options

The Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of a clearing corporation.

The Fund generally will write only covered call options. This means that the Fund will either own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the "covered" option.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return.  When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets. If the Fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the Fund's loss could be significant.

 The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period.  Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.  The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund in the portfolio of investments.  This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and asked prices.  The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.  Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.  If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security.  There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices.  If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold.  When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities above the exercise price, as well as the risk of being required to hold on to securities that are depreciating in value.  This could result in higher transaction costs.  The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written.  The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs may be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering written call or put options exceeds 20% of the market value of the Fund's total assets.  In calculating the 20% limit, the Fund will offset the value of securities underlying purchased calls and puts on identical securities with identical maturity dates.

●  Writing Covered Put Options

The Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period (American style) or at the expiration of the option (European style).  So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security.  The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the Fund will own an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.  In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.  Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.  Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities.

The Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities covering put or call options exceeds 15% of the market value of the Fund's total assets.  In calculating the 15% limit, the Fund will offset the value of securities underlying purchased puts and calls on identical securities with identical maturity dates.

●  Purchasing Put Options

The Fund may purchase American or European style put options.  As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period (American style) or at the expiration of the option (European style).  The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.  The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the  value of its securities. An example of such use of put options is provided next.

The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security.  Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price.  For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations.  The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund will not commit more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and asked prices.  This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

●  Dealer (Over-the-Counter) Options

The Fund will only engage in options transactions involving exchange-traded options and will not engage in transactions involving dealer options.

Swap Agreements

The Fund may enter into interest rate, index, total return, credit, and, to the extent it may invest in foreign currency-denominated securities, currency rate swap agreements.  The Fund may also purchase options on swap agreements ("swap options") on the types of swaps listed above.

Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms.  The Fund may write (sell) and purchase put and call swap options.

One example of the use of swaps within a Fund may be to manage the interest rate sensitivity of the Fund. The Fund might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the Fund. Or, the Fund may buy or sell swap options to effect the same result. The Fund may also replicate a security by selling it, placing the proceeds in cash deposits and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A default swap is a bilateral contract that enables an investor to buy/sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The Fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the default swap market. The credit protection market is still relatively new and should be considered illiquid.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Adviser

The use of swap agreements by the Fund entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the Fund.  Credit  default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The Fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

THE INVESTMENT ADVISER

The investment adviser is Retirement Income Advisers (the “Adviser”), a Pennsylvania business trust, 5553 Woodmont Street, Pittsburgh, PA  15217.  Michael S. Lando is the sole trustee and officer of, and may be deemed to control, the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

The Adviser has contractually agreed to forego fees and/or to bear expenses of the Fund through December 31, 2004 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 2% of Fund assets.  The fees waived and/or expenses borne by the Adviser for the period ended December 31, 2004 may be reimbursed by the Fund during the three years after commencement of operations.  No reimbursement payment will be made that would cause the Fund’s total annualized operating expenses to exceed these percentages or cause the total of the payments to exceed the Fund’s total initial organizational and offering expenses.

[Basis of approval of advisory contract.  To be supplied by amendment.]

The Adviser retains the right to use the name “Retirement Income” in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “Retirement Income” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Trust and the Adviser have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940.  The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of December 31, 2002, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

[To be supplied by amendment]

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Trustee
Trustee

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Michael S. Lando 5553 Woodmont Street Pittsburgh, PA 15217	President and Trustee since December 2002	From May, 1998 to September, 2002, a lawyer with DKW Law Group, PC, Pittsburgh Pennsylvania, a corporate law firm. Since September 1, 2002, management of his family investment portfolio.

1 Mr. Lando is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole trustee of the Fund’s adviser.

The following table estimates the compensation to be paid to the Trustees of the Trust for the first full fiscal year.

NAME	TOTAL COMPENSATION FROM TRUST
Michael S. Lando	$0
$400
$400

The following table provides information regarding shares of the Fund owned by each Trustee as of December 31, 2002.

Trustee	Dollar Range of Fund Shares
Michael S. Lando	over $100,000
None
None

The Trust’s audit committee consists of ____________ and ____________.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the Board of Trustees.  The audit committee held no meetings during the fiscal year ended [               ], as it was not established until [            ], 2003.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally will seek favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts created by such brokers or dealers or by others.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income debt securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchasers include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday).  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available form a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

INVESTMENT PERFORMANCE

The Fund may periodically advertise “average annual total return” and “30 day yield.  “Average annual total return,” as defined by the Securities and Exchange Commission (“SEC”), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return

n

=

number of years

ERV

=

ending redeemable value at the end of the applicable

period of the hypothetical $1,000 investment made

at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the distribution dates and that a complete redemption occurs at the end of the applicable period.

“Yield”, as defined by the SEC, is computed as of the last day of a period by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield

=

2[([a-b ÷ cd]+ 1)6 – 1]

Where:

a

=

dividends and interest earned during the period

b

=

expenses accrued for the period (net of reimbursements)

c

=

the average daily number of shares outstanding

during the period that were entitled to receive dividends

d

=

the maximum offering price per share on the last

day of the period

The Fund may also advertise performance  information (a “non-standardized quotation”), which is calculated differently from average annual total return.  A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.  A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return.  In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund’s shares) as of the end of a specified period.  These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance.  A non-standardized quotation of total return will always be accompanied by the Fund’s average annual total return (before taxes).

The Fund’s investment performance will vary depending upon market conditions, the composition of the Fund’s portfolio and operating expenses of the Fund.  These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund’s performance to those of other investment companies or investment vehicles.  The risks associated with the Fund’s investment objective, policies and techniques should also be considered.  At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.  These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc.  The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund.  Performance rankings and ratings reported periodically in national financial publications such as Barron’s and Fortune also might be used.

ADDITIONAL TAX INFORMATION

The Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax a regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Funds’ earnings and profits, would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

CUSTODIAN

US Bancorp, [address], is custodian of the Fund’s investments.  The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Mutual Shareholder Services, LLC (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund’s transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemption of the Fund’s shares and acts as dividend and distribution disbursing agent.

MSS also performs the Fund’s accounting functions and, in such capacity, maintains current books and records of the Fund’s receipts and disbursements, calculates the Fund’s daily net asset value and provides the Fund and its adviser with standard operational reports.  For its services as fund accountant, MSS receives an annual fee from the Fund based upon the average value of the Fund, with a maximum annual fee of $59,250.

ACCOUNTANTS

The firm of  McCurdy & Associates CPA’s, Inc., 27955 Clemens Road, Westlake, Ohio 44145-1121, has been selected as independent public accountants for the Fund’s first fiscal year.  McCurdy & Associates CPA’s, Inc. performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

[To be supplied by amendment.]

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.  Registrant’s Trust Instrument is filed herewith.

(b)  By-laws.  Registrant’s By-laws are filed herewith.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.  To be filed by amendment.

(e)  Underwriting Contracts.  To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts.  To be filed by amendment.

(g)  Custodian Agreements.  To be filed by amendment.

(h)  Other Material Contracts.  None.

(i)  Legal Opinion.  Opinion and Consent of Michael S. Lando, Esquire to be filed by amendment.

(j)  Other Opinions.  Consent of Accountants to be filed by amendment.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  To be filed by amendment.

(m)  Rule 12b-1 Plan.  To be filed by amendment.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.

(p)  Codes of Ethics.  Code of Ethics of Registrant and its Adviser to be filed by amendment.

(q)  Powers of Attorney of the Registrant and the officers and Trustees of the Registrant, and a Certificate with respect thereto, to be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund

As of _______________, 2003, Michael S. Lando is the sole shareholder of the Fund and is the sole shareholder of Retirement Income Advisers, the Adviser.  As a result, Retirement Income Advisers and the Fund may be deemed to be under the common control of Michael S. Lando.

Item 25.  Indemnification

(a)   Article IX, Section 2 of the Registrant’s Trust Instrument provides for indemnification of officers and Trustees as follows:

Section 2.  Indemnification.

(a)

Subject to the exceptions and limitations contained in subsection (b) below:

(i)

every person who is, or has been, a Trustee, officer, employee, manager or agent of the Trust (including persons who serve at the Trust's request as directors, trustees, officers or agents of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been a Covered Person and against amounts paid or incurred by such person in the settlement thereof whether or not such person is a Covered Person at the time such expenses are incurred;

(ii)

as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust; or

(ii)

in the event of a settlement unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)

To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by such person to the Trust or applicable Series if it is ultimately determined that such person is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(d)

The rights of indemnification herein provided shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(e)

By action of the Trustees, and notwithstanding any interest of the Trustees in the action, the Trust shall have power to purchase and maintain insurance, in such amounts as the Trustees deem appropriate, on behalf of any Covered Person, whether or not such person is indemnified against such liability or expense under the provisions of this Article IX and whether or not the Trust would have the power or would be required to indemnify such person against such liability under the provisions of this Article IX or of the Delaware Act or by any other applicable law, subject only to any limitations imposed by the 1940 Act.

(f)

Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or Bylaws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any.  Covered Person with respect to any act or omission, which occurred prior to such repeal, modification or adoption.

(b)  Michael S. Lando has agreed to indemnify the independent Trustees to the same extent as provided in the Trust Instrument in the event that the indemnification in the Trust Instrument should fail to fully indemnify such Trustees or should prove to be invalid.

Item 26.  Business and Other Connections of the Investment Adviser

(a)   Retirement Income Advisers, 5553 Woodmont Street, Pittsburgh, PA  15217 (“Adviser”) adviser to the Retirement Income Fund, will register as a registered investment adviser.

(i)  Adviser has engaged in no other business during the past two fiscal years.

(ii)  Michael S. Lando is the sole officer and trustee of Retirement Income Advisers.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 5553 Woodmont Street, Pittsburgh, PA  15217, and by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

Insofar as indemnification by Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Pennsylvania law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, State of Pennsylvania on the 14th day of March, 2003.

RETIREMENT INCOME TRUST

By:   /s/ Michael S. Lando

     Michael S. Lando

     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/   Michael S. Lando

Dated:  March 14, 2003

Michael S. Lando, Trustee

EXHIBIT INDEX

1.

Declaration of Trust

Ex. 23.a

2.

Bylaws

Ex. 23b.